Putnam
Balanced
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-00

[SCALE LOGO OMITTED]

From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

I am pleased to welcome new shareholders to Putnam Balanced Fund, which began selling shares to the public on April 4, 2000, and also to welcome Kevin Cronin to the fund's management team. Kevin joined Putnam in 1997 from MFS Investment Management. At Putnam, he is chief investment officer of the Mortgage and Asset-Backed team. He has 12 years of investment experience.

This is the last letter to you and the other shareholders of Putnam Balanced Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/ GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 17, 2000


Report from the Fund Managers

David J. Santos
Manuel Weiss
Kevin Cronin

Shortly after the close of the semiannual period, as financial markets were becoming increasingly turbulent, Putnam Balanced Fund made its public debut. The fund, which began operations in January 1995 as a fund available only to employees of Putnam Investments, was offered to all investors on April 4, 2000. The sharp stock market volatility in the weeks that followed served as a timely reminder of the importance of a balanced approach to investing.

Since its inception, the fund has delivered solid returns while remaining committed to a disciplined, balanced strategy. It invests in a combination of stocks and bonds and is designed for investors who seek the growth potential of stocks but who are also seeking the potential downside protection offered by bond investments. This balanced approach -- typically a 60% allocation to stocks and a 40% position in bonds -- can offset the risk of downturns in the equity market.

Total return for 6 months ended 3/31/00

      Class A           Class B           Class C           Class M
    NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
------------------------------------------------------------------------
  30.99%   23.46%      --       --       --       --       --       --
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begins on page 6. The inception date for class B, class M, and class C shares is 4/4/00. Performance for these share classes will be included in the fund's annual report for the 12 months ended 9/30/00.


* GROWTH STOCKS PROVIDE SIGNIFICANT PERFORMANCE BOOST

During the six months ended March 31, 2000, the fund benefited greatly from a robust environment for growth stocks. Through most of the period, the technology and biotechnology sectors were among the strongest performers in the fund's portfolio. In the fixed-income portion of the portfolio, an emphasis on mortgage-backed securities proved beneficial, as they outperformed U.S. Treasuries.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

Common stocks                                  59.4%

U.S. government and agency securities          35.6%

Other                                           8.5%

Footnote reads:
*Based on net assets as of 3/31/00. Holdings will vary over time.

The greatest portion of the fund's portfolio is invested in the stocks of large, rapidly growing companies. We target companies across a wide range of industries that are enjoying rising sales and profits and offer attractive long-term growth potential. Extraordinary surges in the U.S. stock market during most of the period contributed significantly to your fund's returns. At the period's midpoint, the U.S. equity markets closed a record-breaking calendar year. The Nasdaq Composite Index, a common measure of technology stocks, rose 85.6% in 1999, the biggest annual gain for a major market index in U.S. history. In addition, the Dow Jones Industrial Average and the S&P 500 Index, which measure the performance of large-company stocks, posted double-digit gains for a record fifth straight year. Also in 1999, the inclusion of Microsoft and Intel in the Dow average and the addition of Internet stocks Yahoo! and America Online to the S&P 500 illustrated the growing influence of technology in today's economy.

The equity portion of the fund's portfolio took full advantage of these powerful gains, especially in the technology sector. It is important to note that in the final weeks of the period, technology stocks became increasingly volatile and began to suffer sharp declines. Despite this turbulence and the Nasdaq's eventual 26% drop from its March 10 high, we believe the outlook remains extremely positive for this sector. We will continue to view such events as an opportunity to invest in fundamentally strong companies at attractive valuations.


Putnam Balanced Fund offers the capital appreciation potential of stocks combined with fixed-income investments, which may offset the risk of downturns in the equity market.

Notable technology holdings during the period included Brocade Communications, Metromedia Fiber Network, Cisco Systems, Sun Microsystems, and VERITAS Software Corp. Brocade makes fiber channel switches and software for connecting computer storage systems and servers, turning them into networks that allow users, regardless of location, to share the same storage devices. Metromedia has built a fiber-optic communications network in North America and plans to build networks in 16 cities throughout Europe. Fiber optics allows for high-speed transmission of data, video, Internet, and multimedia applications. VERITAS provides services and software to help businesses manage and store computer data. The company's products also speed data recovery and guard computer networks against data loss from crashes and errors. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review in accordance with the fund's investment strategy and may vary in the future.

* BIOTECH SURGE KEY TO SEMIANNUAL RETURNS

In a period dominated by new economy stocks such as Internet services, software, and telecommunications, the health-care sector offered biotechnology, another new economy industry in which stocks have soared. The rally of biotech stocks began in mid 1999 and grew steadily as the year progressed. During the period, investors were attracted to biotech companies of all sizes and at all stages of growth. The fund took advantage of this rally with holdings such as PE Biosystems Group, which manufactures instruments used for gene sequencing and has benefited from the excitement surrounding genomics -- the study of the structure and function of human genes that is causing a revolution in the health-care industry. Although the biotech rally came to an end in the final month of the period, we believe this sector, like technology, remains fundamentally strong.

* OFFSETTING RISK WITH HIGH-QUALITY BONDS

A key component of the fund's strategy is its investments in high-quality fixed-income securities, which are designed to cushion the blow of downturns in the stock market. Approximately 34% of the portfolio is invested in government securities, many of which are backed by the full faith and credit of the U.S. government. The fund typically divides its assets between U.S. Treasury securities and mortgage-backed securities issued by government-sponsored agencies (GNMA, FNMA, FHLMC). It is important to note that prior to the fund's public debut, this portion of the portfolio also invested in bonds issued by U.S. corporations, which typically offer more risk. We believe that our shift to a fixed-income portfolio component strictly comprising high-quality government securities will allow us to execute the fund's balanced strategy more effectively.


[GRAPHIC OMITTED: TOP 10 EQUITY HOLDINGS]

TOP 10 EQUITY HOLDINGS

Cisco Systems, Inc.
Communications equipment

General Electric Co.
Conglomerate

Microsoft Corp.
Software

Intel Corp.
Electronics

JDS Uniphase Corp.
Electronics

VERITAS Software Corp.
Software

AT&T Corp.
Cable television

QUALCOMM, Inc.
Communications equipment

The Home Depot, Inc.
Retail

Tyco International, Ltd.
Conglomerate

These holdings represent 19.6% of the fund's net assets as of 3/31/00. Portfolio holdings will vary over time.

During the period, the strength of the economy had a negative effect on the bond market as investors became concerned that stronger-than-expected economic growth could lead to an increase in inflation. The Federal Reserve Board shared this concern, raising interest rates five times since June 1999 in an attempt to slow the rate of growth. The yield on the 10-year Treasury bond, which has become a benchmark for the bond market, rose from 5.88% on September 30, 1999, to 6.79% on January 20, 2000 -- nearly a full percentage point.

The rise in interest rates dampened the performance of the fund's investments in U.S. Treasuries because of their relatively long durations. Duration is a measure of interest-rate sensitivity; a bond with a longer duration generally will experience a greater price decline than a bond with a shorter duration.

A positive counterweight during the semiannual period came from the mortgage-backed securities in the portfolio, which were relatively unaffected by the rate increases. The fund's emphasis on mortgage-backed securities was particularly beneficial at the midpoint of the period, when interest rates were rising sharply.

* BALANCED APPROACH CONTINUES IN FISCAL YEAR'S SECOND HALF

Looking ahead to the second half of fiscal 2000, we believe the fund's balanced strategy will be especially beneficial if market volatility continues. We plan to take full advantage of the buying opportunities offered by declines in the stock market while strategically selecting fixed-income securities in an effort to reduce the fund's overall risk.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/00, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Balanced Fund is designed for investors seeking capital growth and current income by investing in common stocks and in fixed-income securities.


TOTAL RETURN FOR PERIODS ENDED 3/31/00

                                            Fund's class A shares
                                               (inception: 1/3/95)
                                                     NAV      POP
---------------------------------------------------------------------
6 months                                            30.99%   23.46%
---------------------------------------------------------------------
1 year                                              32.35    24.76
---------------------------------------------------------------------
5 years                                            191.55   174.78
Annual average                                      23.86    22.40
---------------------------------------------------------------------
Life of fund                                       214.54   196.41
Annual average                                      24.44    23.04
---------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/00

                               Lehman Bros.
                               Intermediate
                Russell 1000       Treasury       S&P 500       Consumer
                Growth Index     Bond Index         Index    price index
------------------------------------------------------------------------
6 months              34.06%           1.67%        17.51%          2.03%
------------------------------------------------------------------------
1 year                34.12            2.58         17.94           3.69
------------------------------------------------------------------------
5 years              298.15           36.57        227.30          13.15
Annual average        31.81            6.43         26.75           2.50
------------------------------------------------------------------------
Life of fund         336.06           42.22        259.17          13.98
Annual average        32.39            6.94         27.59           2.52
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A shares reflect the current maximum initial sales charges of 5.75%. The inception date for class B, class M, and Class C shares is 4/4/00. Performance for these share classes will be included in the fund's annual report for the 12 months ended 9/30/00. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. For a portion of this period, the fund was offered on a limited basis and had limited assets. Performance data reflect an expense limitation currently in effect. Without the limitation, total returns would have been lower.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/00

                                        Class A
------------------------------------------------------------------------
Distributions (number)                      1
------------------------------------------------------------------------
Income                                 $0.245
------------------------------------------------------------------------
Capital gains
  Long term                             1.185
------------------------------------------------------------------------
  Short term                            0.210
------------------------------------------------------------------------
  Total                                $1.640
------------------------------------------------------------------------
Share value:                         NAV       POP
------------------------------------------------------------------------
9/30/99                           $12.63    $13.40
------------------------------------------------------------------------
3/31/00                            14.67     15.56
------------------------------------------------------------------------

The inception date for class B, class M, and class C shares is 4/4/00. Price and distribution information for these share classes will be included in the fund's annual report for the 12 months ended 9/30/00.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lehman Brothers Intermediate Treasury Bond Index* is an unmanaged list of Treasury bonds that is used as a general gauge of the market for intermediate-term fixed-income securities.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell 1000 Growth Index* contains those Russell 1000 Index securities with a greater-than-average growth orientation.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
March 31, 2000 (Unaudited)

COMMON STOCKS (59.4%) (a)
NUMBER OF SHARES                                                                                                       VALUE
Biotechnology (2.6%)
----------------------------------------------------------------------------------------------------------------------------
                 1,010  Amgen Inc.                                                                          $         61,989
                   313  Genentech, Inc. (NON)                                                                         47,576
                   113  IDEC Pharmaceuticals Corp. (NON)                                                              11,102
                   681  Immunex Corp. (NON)                                                                           43,201
                   296  Medimmune, Inc. (NON)                                                                         51,541
                                                                                                            ----------------
                                                                                                                     215,409

Broadcasting (1.7%)
----------------------------------------------------------------------------------------------------------------------------
                   400  CBS Corp. (NON)                                                                               22,650
                   755  Clear Channel Communications, Inc. (NON)                                                      52,142
                   305  Echostar Communications Corp. Class A (NON)                                                   24,095
                   382  Univision Communications, Inc. Class A (NON)                                                  43,166
                                                                                                            ----------------
                                                                                                                     142,053

Cable Television (1.7%)
----------------------------------------------------------------------------------------------------------------------------
                 1,672  AT&T Corp. (NON)                                                                              99,066
                   895  Comcast Corp. Class A                                                                         38,821
                                                                                                            ----------------
                                                                                                                     137,887

Chemicals (0.4%)
----------------------------------------------------------------------------------------------------------------------------
                   508  Avery Dennison Corp.                                                                          31,020

Communications Equipment (8.0%)
----------------------------------------------------------------------------------------------------------------------------
                   483  Brocade Communications Systems (NON)                                                          86,608
                 3,857  Cisco Systems, Inc. (NON)                                                                    298,193
                   228  Comverse Technology, Inc. (NON)                                                               43,092
                   255  Corning Inc.                                                                                  49,470
                   203  Juniper Networks, Inc. (NON)                                                                  53,503
                   646  QUALCOMM, Inc. (NON)                                                                          96,456
                   137  Reback Networks, Inc. (NON)                                                                   41,091
                                                                                                            ----------------
                                                                                                                     668,413

Computers (4.3%)
----------------------------------------------------------------------------------------------------------------------------
                   264  Apple Computer, Inc. (NON)                                                                    35,855
                   107  Ariba, Inc. (NON)                                                                             22,430
                 1,230  Dell Computer Corp. (NON)                                                                     66,343
                   648  EMC Corp. (NON)                                                                               81,000
                   206  Lexmark International Group, Inc. Class A (NON)                                               21,785
                   258  Network Appliance, Inc. (NON)                                                                 21,350
                   804  Sun Microsystems, Inc. (NON)                                                                  75,337
                   203  VeriSign, Inc. (NON)                                                                          30,349
                                                                                                            ----------------
                                                                                                                     354,449

Conglomerates (4.1%)
----------------------------------------------------------------------------------------------------------------------------
                 1,587  General Electric Co.                                                                         246,280
                 1,925  Tyco International, Ltd.                                                                      96,009
                                                                                                            ----------------
                                                                                                                     342,289

Consumer Goods (0.7%)
----------------------------------------------------------------------------------------------------------------------------
                   653  Colgate-Palmolive Co.                                                                         36,813
                   464  Estee Lauder Cos. Class A                                                                     23,229
                                                                                                            ----------------
                                                                                                                      60,042

Consumer Services (0.5%)
----------------------------------------------------------------------------------------------------------------------------
                   439  Omnicom Group, Inc.                                                                           41,019

Electronics (10.3%)
----------------------------------------------------------------------------------------------------------------------------
                   203  Broadcom Corp. (NON)                                                                          49,304
                   384  DII Group, Inc., (The) (NON)                                                                  43,416
                 1,611  Intel Corp.                                                                                  212,551
                 1,043  JDS Uniphase Corp. (NON)                                                                     125,747
                   815  LAM Research Corp. (NON)                                                                      36,726
                   829  LSI Logic Corp. (NON)                                                                         60,206
                   417  Motorola, Inc.                                                                                59,370
                   335  PerkinElmer, Inc.                                                                             22,278
                   170  PMC - Sierra, Inc. (NON)                                                                      34,627
                   159  SDL, Inc. (NON)                                                                               33,847
                   574  Texas Instruments, Inc.                                                                       91,840
                   357  Vitesse Semiconductor Corp. (NON)                                                             34,361
                   598  Xilinx, Inc. (NON)                                                                            49,522
                                                                                                            ----------------
                                                                                                                     853,795

Entertainment (0.5%)
----------------------------------------------------------------------------------------------------------------------------
                   802  Viacom, Inc. Class B (NON)                                                                    42,306

Financial (1.1%)
----------------------------------------------------------------------------------------------------------------------------
                   307  American Express Co.                                                                          45,724
                   755  Citigroup, Inc.                                                                               44,781
                                                                                                            ----------------
                                                                                                                      90,505

Insurance (0.7%)
----------------------------------------------------------------------------------------------------------------------------
                   497  American International Group, Inc.                                                            54,422

Media (0.7%)
----------------------------------------------------------------------------------------------------------------------------
                   623  Time Warner, Inc.                                                                             62,300

Medical Technology (1.4%)
----------------------------------------------------------------------------------------------------------------------------
                   777  Allergan, Inc.                                                                                38,850
                   804  PE Corp.-PE Biosystems Group                                                                  77,586
                                                                                                            ----------------
                                                                                                                     116,436

Natural Gas Utilities (0.3%)
----------------------------------------------------------------------------------------------------------------------------
                   313  Enron Corp.                                                                                   23,436

Pharmaceuticals (2.4%)
----------------------------------------------------------------------------------------------------------------------------
                 1,194  Bristol-Myers Squibb Co.                                                                      68,954
                   228  Forest Laboratories, Inc. (NON)                                                               19,266
                    82  Johnson & Johnson                                                                              5,745
                   942  Schering-Plough Corp.                                                                         34,619
                   760  Warner-Lambert Co.                                                                            74,100
                                                                                                            ----------------
                                                                                                                     202,684

Retail (3.5%)
----------------------------------------------------------------------------------------------------------------------------
                 1,491  Home Depot, Inc. (The)                                                                        96,170
                   697  Intimate Brands, Inc.                                                                         28,577
                   343  Kohls Corp. (NON)                                                                             35,158
                   859  Tandy Corp.                                                                                   43,594
                 1,620  Wal-Mart Stores, Inc.                                                                         89,910
                                                                                                            ----------------
                                                                                                                     293,409

Semiconductor (1.4%)
----------------------------------------------------------------------------------------------------------------------------
                   780  Applied Materials, Inc. (NON)                                                                 73,515
                   494  Teradyne, Inc. (NON)                                                                          40,632
                                                                                                            ----------------
                                                                                                                     114,147

Software (6.9%)
----------------------------------------------------------------------------------------------------------------------------
                   354  I2 Technologies, Inc. (NON)                                                                   43,232
                   278  BEA Systems, Inc. (NON)                                                                       20,398
                   113  Micromuse, Inc. (NON)                                                                         15,686
                 2,207  Microsoft Corp. (NON)                                                                        234,490
                 1,095  Oracle Corp. (NON)                                                                            85,478
                   278  Portal Software, Inc. (NON)                                                                   15,829
                   277  Siebel Systems, Inc. (NON)                                                                    33,084
                   952  VERITAS Software Corp. (NON)                                                                 124,712
                                                                                                            ----------------
                                                                                                                     572,909

Technology Services (1.7%)
----------------------------------------------------------------------------------------------------------------------------
                 1,301  America Online, Inc. (NON)                                                                    87,492
                   170  InfoSpace.com, Inc. (NON)                                                                     24,724
                   152  Yahoo! Inc. (NON)                                                                             26,049
                                                                                                            ----------------
                                                                                                                     138,265

Telecommunications (4.3%)
----------------------------------------------------------------------------------------------------------------------------
                   365  Covad Communications Group 144A (NON)                                                         26,463
                   393  Level 3 Communications, Inc. (NON)                                                            41,560
                   596  McLeod, Inc. Class A (NON)                                                                    50,548
                   450  Metromedia Fiber Network, Inc. Class A (NON)                                                  43,538
                   500  NEXTEL Communications, Inc. Class A (NON)                                                     74,125
                 1,106  Sprint PCS (NON)                                                                              72,236
                   380  VoiceStream Wireless Corp. (NON)                                                              48,949
                                                                                                            ----------------
                                                                                                                     357,419

Transaction Processing (0.2%)
----------------------------------------------------------------------------------------------------------------------------
                   285  CheckFree Holdings Corp. (NON)                                                                20,093
                                                                                                            ----------------
                        Total Common Stocks  (cost $3,863,869)                                              $      4,934,707

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (35.6%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE

U.S. Government Agency Mortgage Obligations (15.8%)
----------------------------------------------------------------------------------------------------------------------------
                        Federal Home Loan Mortgage Corporation
       $        25,000    6 7/8s, January 15, 2005                                                          $         24,766
                24,903    6s, February 1, 2029                                                                        22,677
                        Federal National Mortgage Association
                          Pass-Through Certificates
                10,000    7 1/4s, January 15, 2010                                                                    10,067
                16,464    7s, February 1, 2012                                                                        16,171
               325,000    6 5/8s, September 15, 2009                                                                 312,559
               325,000    6 1/2s, August 15, 2004                                                                    317,941
                10,000    5 1/8s, February 13, 2004                                                                    9,348
                        Government National Mortgage Association
               150,000    7s, TBA, April 1, 2030                                                                     145,337
               175,000    6 1/2s, TBA, April 1, 2030                                                                 165,074
               175,000    6s, TBA, April 1, 2030                                                                     160,125
                        Government National Mortgage Association
                          Pass-Through Certificates
                34,514    8s, October 15, 2026                                                                        34,902
                22,473    7s, May 15, 2023                                                                            21,876
                74,219    6 1/2s, with due dates from
                          September 15, 2024 to February 15, 2029                                                     69,998
                                                                                                            ----------------
                                                                                                                   1,310,841

U.S. Treasury Obligations (19.8%)
----------------------------------------------------------------------------------------------------------------------------
               360,000  U.S. Treasury Bonds 6 1/8s, August 15, 2029                                                  366,919
                        U.S. Treasury Notes
               505,000    6 1/8s, December 31, 2001                                                                  501,687
               355,000    6s, August 15, 2009                                                                        350,506
               433,000    5 7/8s, November 15, 2004                                                                  425,150
                                                                                                            ----------------
                                                                                                                   1,644,262
                                                                                                            ----------------
                        Total U.S. Government and Agency Obligations
                          (cost $2,943,627)                                                                 $      2,955,103

PREFERRED STOCKS (--%) * (cost $16)
NUMBER OF SHARES                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
                   250  TCR Holding Corp. Class E zero % pfd.                                               $              3

SHORT-TERM INVESTMENTS (8.5%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
              $300,000  Interest in $754,202,000 joint repurchase
                          agreement dated March 31, 2000 with
                          Morgan (J.P.) & Co., Inc. due April 3, 2000
                          with respect to various U.S. Treasury
                          obligations -- maturity value of $300,152
                          for an effective yield of 6.09%                                                   $        300,000
               406,000  Interest in $556,447,000 joint repurchase
                          agreement dated March 31, 2000 with
                          Morgan Stanley & Co. Inc. due April 3, 2000
                          with respect to various U.S. Treasury
                          obligations -- maturity value of $406,204
                          for an effective yield of 6.02%                                                            406,000
                                                                                                            ----------------
                        Total Short-Term Investments  (cost $706,000)                                       $        706,000
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $7,513,512) (b)                                             $      8,595,813
----------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $8,310,996.

  (b) The aggregate identified cost on a tax basis is $7,516,940 resulting in gross unrealized appreciation and depreciation of $1,205,644 and $126,771 respectively, or net unrealized appreciation of $1,078,873.

(NON) Non-income-producing security.

     144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

     TBA after the name of a security represents to be announced securities (Note 1).




Statement of assets and liabilities

March 31, 2000 (Unaudited)
Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $7,513,512) (Note 1)                                               $8,595,813
----------------------------------------------------------------------------------------------
Cash                                                                                       169
----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                               31,312
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                         665,122
----------------------------------------------------------------------------------------------
Receivable from manager (Note 2)                                                         8,895
----------------------------------------------------------------------------------------------
Total assets                                                                         9,301,311

Liabilities
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                       957,235
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               1,463
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            2,522
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                10
----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                               6,425
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  22,660
----------------------------------------------------------------------------------------------
Total liabilities                                                                      990,315
----------------------------------------------------------------------------------------------
Net assets                                                                          $8,310,996

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $6,469,424
----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            25,786
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                 733,638
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                         1,082,148
----------------------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                                          $8,310,996

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($8,310,996 divided by 566,429 shares)                                                  $14.67
----------------------------------------------------------------------------------------------
Offering price (100/94.25 of $14.67)*                                                   $15.56
----------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended March 31, 2000 (Unaudited)
Investment income:
----------------------------------------------------------------------------------------------
Dividends                                                                           $    4,472
----------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $41)                                             59,665
----------------------------------------------------------------------------------------------
Total investment income                                                                 64,137

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        16,454
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           3,977
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        1,170
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            20
----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                             319
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  4,583
----------------------------------------------------------------------------------------------
Auditing                                                                                17,052
----------------------------------------------------------------------------------------------
Legal                                                                                    2,230
----------------------------------------------------------------------------------------------
Postage                                                                                     79
----------------------------------------------------------------------------------------------
Other                                                                                       19
----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                        (27,869)
----------------------------------------------------------------------------------------------
Total expenses                                                                          18,034
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (1,101)
----------------------------------------------------------------------------------------------
Net expenses                                                                            16,933
----------------------------------------------------------------------------------------------
Net investment income                                                                   47,204
----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       759,848
----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in foreign currencies
during the period                                                                         (153)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                           560,938
----------------------------------------------------------------------------------------------
Net gain on investments                                                              1,320,633
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $1,367,837
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                    Six months ended         Year ended
                                                                            March 31       September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                     $   47,204         $   76,507
-------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                759,848            428,223
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                            560,785            141,449
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       1,367,837            646,179
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
  From net investment income                                                 (79,280)           (58,592)
-------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                     (451,413)          (357,149)
-------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                          3,507,292            588,681
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                               4,344,436            819,119

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                        3,966,560          3,147,441
-------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $25,786 and $57,862, respectively)                              $8,310,996         $3,966,560
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended                                                             For the period
Per-share                              March 31                                                               Jan. 3, 1995+
operating performance               (Unaudited)                 Year ended September 30                        to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.63         $11.92         $11.90         $11.03         $10.56          $8.50
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                   .12(d)         .25(d)         .22            .25            .29            .23
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                        3.57           2.02           1.05           2.16           1.18           1.83
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      3.69           2.27           1.27           2.41           1.47           2.06
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.25)          (.22)          (.25)          (.27)          (.35)            --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.40)         (1.34)         (1.00)         (1.27)          (.65)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.65)         (1.56)         (1.25)         (1.54)         (1.00)            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $14.67         $12.63         $11.92         $11.90         $11.03         $10.56
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    30.99*         20.25          12.18          24.58          15.01          24.24*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $8,311         $3,967         $3,147         $2,769         $2,246         $1,951
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                .36*           .78            .77            .71            .73            .54*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                .93*          2.05           1.82           2.29           2.72           2.44*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   109.05*        123.90         139.55         151.15         170.75          95.15*
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period (Note 2). As a result of such limitation, expenses of the fund for the periods ended March 31, 2000, September 30, 1999, 1998, 1997, 1996 and 1995 reflect a reduction of $0.07, $0.19,
    $0.13, $0.12, $0.15, and $0.23 per share, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.



Notes to financial statements
March 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Balanced Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital growth and current income. Effective April 4, 2000, Putnam Balanced Fund began offering class B, class C and class M shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than .01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. The expenses have been fully amortized on a projected net asset basis over a five year period as of March 31, 2000.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through September 30, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 0.70% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 2000, fund expenses were reduced by $1,101 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made on the plan.

For the six months ended March 31, 2000, Putnam Mutual Funds, Corp., acting as underwriter received no monies in contingent deferred sales charges from redemptions of class A shares acquired through an exchanges from another fund. For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $5,208,050 and $3,473,193, respectively. Purchases and sales of U.S. government obligations aggregated $2,789,987 and $1,855,076, respectively.

Note 4
Capital shares

At March 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    241,236          $3,376,302
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   41,331             530,693
---------------------------------------------------------------------------
                                               282,567           3,906,995

Shares
repurchased                                    (30,280)           (399,703)
---------------------------------------------------------------------------
Net increase                                   252,287          $3,507,292
---------------------------------------------------------------------------

                                              Year ended September 30, 1999
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     17,014            $208,524
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   35,933             415,741
---------------------------------------------------------------------------
                                                52,947             624,265

Shares
repurchased                                     (2,849)            (35,584)
---------------------------------------------------------------------------
Net increase                                    50,098            $588,681
---------------------------------------------------------------------------

At March 31, 2000, Putnam Management owned 477,750 shares of the fund (84.2% of shares outstanding) valued at $7,008,593.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

             * Formerly Putnam Diversified Income Trust II

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
               Putnam for details.

[SECTION MARK] Not available in all states.

            ** An investment in a money market fund is not insured or
               guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.

Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

C. Beth Cotner
Vice President

David J. Santos
Vice President and Fund Manager

Manuel Weiss
Vice President and Fund Manager

Kevin Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Balanced Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



SA072-60357  318  5/00